Schedule of Investments PIMCO Municipal Income Fund III	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.4% ¤
MUNICIPAL BONDS & NOTES 173.8%
ALABAMA 7.0%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	$9,000	$9,273
6.500% due 10/01/2053	7,500	7,967
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,111	973
5.250% due 05/01/2044	1,625	1,336

		19,549

ALASKA 0.5%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	1,165	1,250

ARIZONA 8.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2031	675	446
4.500% due 01/01/2032	710	453
4.500% due 01/01/2049	750	427
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	1,200	780
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,200	1,048
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,800	3,734
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,432
5.000% due 07/01/2049	1,770	1,870
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	11,600	12,113

		23,303

CALIFORNIA 8.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	2,015	2,033
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	2,000	1,880
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	3,500	3,501
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	2,000	2,185
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,810	1,818
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	2,500	254
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,050	1,099
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,490	1,479
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,000	2,011
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	2,000	2,379
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	750	747
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,250	2,254
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	730	731

		22,371

COLORADO 4.3%
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,500	2,514
4.000% due 08/01/2049	2,000	1,787
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (c)	1,615	872
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,250	1,255

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

Denver, Colorado City & County Revenue Bonds, Series 2021 4.000% due 08/01/2043	1,500	1,512
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,250	1,225
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	1,250	1,210
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	599
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	472
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	500	384

		11,830

CONNECTICUT 1.9%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2040	2,000	2,214
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	3,300	3,151

		5,365

DELAWARE 4.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	11,120	10,330
7.120% due 07/01/2037	1,965	1,948

		12,278

DISTRICT OF COLUMBIA 1.7%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	650	701
District of Columbia Revenue Bonds, Series 2022 5.500% due 08/31/2036	1,800	1,946
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	500	544
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,750	1,618

		4,809

FLORIDA 11.9%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	795	768
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	1,940	1,905
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010 4.151% due 10/01/2039 (e)	5,000	5,008
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	1,800	1,652
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 04/01/2053	4,000	3,759
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	986
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,421
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	1,850	1,942
North Miami Beach, Florida Water Revenue Bonds, Series 2020 5.000% due 08/01/2044	3,000	3,290
Orange County Health Facilities Authority, Florida Revenue Bond,Series 2023 5.000% due 10/01/2053	980	1,042
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,500	1,494
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	1,750	1,299
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,048
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,750	3,545
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	3,500	2,749

		32,908

GEORGIA 5.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(a)	1,750	788
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (d)	3,000	3,069
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,011
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	10,000	10,014

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

		15,882

ILLINOIS 15.0%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	4,000	3,961
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	2,800	2,930
5.000% due 01/01/2053	1,000	1,042
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	2,330	2,408
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2038	1,435	1,432
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	409
5.500% due 01/01/2042	1,000	1,015
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	3,000	3,207
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2027	1,750	1,823
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(a)	1,030	464
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	1,010	925
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,061
5.000% due 05/01/2041	1,500	1,570
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,150	1,208
5.000% due 11/01/2027	7,000	7,603
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	6,500	2,294
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (b)	2,685	518
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (b)	2,000	910
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	2,500	549
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	3,900	4,232
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,000	1,117

		41,678

INDIANA 2.6%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,400	1,414
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,210	914
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	2,460	2,460
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	2,500	2,369

		7,157

IOWA 1.4%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	2,755	2,686
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	364	377
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	875	819

		3,882

KANSAS 0.7%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	2,000	1,988

		1,988

LOUISIANA 5.5%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,100	3,056
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	4,000	3,965
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	4,000	4,106
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	745
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2052	1,915	2,059

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,350	1,456

		15,387

MAINE 0.5%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,508

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	500	454

MASSACHUSETTS 3.8%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,009
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2046	3,000	3,245
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(a)	248	37
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	1,006
Massachusetts Development Finance Agency Revenue Bonds, Series 2023 5.250% due 07/01/2052	1,500	1,573
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	525
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	3,000	3,223

		10,618

MICHIGAN 5.0%
Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021 5.000% due 01/01/2051	2,500	2,629
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2031 (d)	1,200	1,301
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2050	2,000	1,866
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (d)	2,425	2,496
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (d)	75	83
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	12,500	510
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2044	5,000	5,025

		13,910

MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,750	1,736

MISSOURI 0.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 5.000% due 02/15/2035	500	544
Jennings, Missouri Revenue Bonds, Series 2006 5.000% due 11/01/2023	130	68
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	1,000	1,089

		1,701

NEVADA 2.0%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (d)	4,545	4,551
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	11,000	1,095

		5,646

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	2,720	2,696

NEW JERSEY 10.9%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	3,000	3,063
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	3,256	3,047
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,454

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 6.500% due 04/01/2028	3,949	3,928
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,009
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	3,200	2,116
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021 4.000% due 06/15/2036	1,500	1,530
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	900	921
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,200	1,298
5.000% due 06/01/2046	7,000	7,029

		30,395

NEW YORK 15.3%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2052	2,000	2,067
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	2,120	2,010
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,915	1,850
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	785	353
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2041	1,110	1,110
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 4.000% due 06/15/2050	4,000	3,904
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	2,250	2,602
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,700	1,977
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	964
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	1,760	1,292
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	1,750	1,661
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,000	2,105
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	500	488
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	1,250	1,252
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	1,500	1,393
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	500	481
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,500	5,486
4.000% due 01/01/2050	620	590
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,000	1,950
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	3,250	3,198
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	2,750	2,583
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	2,835	3,051

		42,367

NORTH CAROLINA 0.9%
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,456

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	940	517

OHIO 6.8%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	978
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (b)	39,500	4,731
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	5,310	4,940
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	2,250	2,181
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	2,000	2,018
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	900	853

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,250	1,366
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	1,400	1,233
Worthington City School District, Ohio General Obligation, Series 2023 5.500% due 12/01/2054	485	557

		18,857

OKLAHOMA 1.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	1,600	1,546
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,000	786
Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	1,500	1,502

		3,834

OREGON 0.4%
Multnomah County School District 40, Oregon General Obligations, Series 2023 0.000% due 06/15/2051 (b)	1,710	410
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2048 (b)	2,495	742

		1,152

PENNSYLVANIA 6.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	3,000	3,285
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038 ^(a)	1,350	594
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,650	1,861
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 4.000% due 02/15/2041	1,825	1,792
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,350	1,405
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	3,800	3,856
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	902
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2019 5.000% due 11/01/2054	3,100	3,279

		16,974

PUERTO RICO 6.9%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	31,000	1,997
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	4,156	1,813
0.000% due 11/01/2051	4,255	1,635
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,750	994
4.000% due 07/01/2041	1,700	1,383
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	2,523	1,476
5.000% due 07/01/2062	322	306
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (b)	209	131
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	9,650	2,534
0.000% due 07/01/2051 (b)	10,500	2,043
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	5,460	4,969

		19,281

RHODE ISLAND 1.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	3,000	2,948

SOUTH CAROLINA 2.4%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,020
5.500% due 12/01/2053	1,750	1,759

		6,779

TENNESSEE 0.8%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	740

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	1,000	960
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	750	566

		2,266

TEXAS 14.6%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	650	431
12.000% due 12/01/2045	1,100	957
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,585	1,711
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,499
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	1,250	1,135
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (b)	1,250	699
0.000% due 08/15/2037 (b)	4,000	2,120
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,007
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2038	1,750	1,985
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (d)	4,000	4,199
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,509
Lamar Cosolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	2,500	2,461
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	2,400	1,741
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,478
5.000% due 01/01/2048	1,250	1,293
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	503
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	1,480	1,581
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	158
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	5,295	5,573
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057	2,560	2,827
University of North Texas System Revenue Bonds, Series 2018 4.000% due 04/15/2050	2,200	2,134
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	2,700	2,546

		40,547

U.S. VIRGIN ISLANDS 0.9%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	2,635	2,587

VIRGINIA 3.9%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013 6.000% due 06/01/2043	577	579
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	4,000	4,036
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	25,000	1,232
5.000% due 07/01/2034	1,500	1,419
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,800	3,523

		10,789

WASHINGTON 2.4%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	3,983
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	952
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	1,345	1,104
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	674

		6,713

WEST VIRGINIA 0.4%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,015

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

WISCONSIN 5.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,750
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,500	1,538
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	7,500	379
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,260	1,042
4.000% due 07/01/2056	650	501
4.500% due 06/01/2056	885	667
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (b)	6,500	2,216
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	415	431
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	2,000	1,974
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	2,000	2,123
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	2,070	1,947

		15,568

Total Municipal Bonds & Notes (Cost $493,672)		482,951

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (g) 0.6%		1,617

Total Short-Term Instruments (Cost $1,617)		1,617

Total Investments in Securities (Cost $495,289)		484,568

Total Investments 174.4% (Cost $495,289)		$484,568
Auction Rate Preferred Shares (55.7)%		(154,700)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.3)%		(34,268)
Other Assets and Liabilities, net (6.4)%		(17,816)

Net Assets Applicable to Common Shareholders 100.0%		$277,784

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2023.

	(f)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$3,719	$3,047	1.10%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/18/2021	1,688	1,393	0.50

						$5,407	$4,440	1.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$1,617	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(1,649)	$1,617	$1,617

Total Repurchase Agreements						$(1,649)	$1,617	$1,617

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$19,549	$0	$19,549
	Alaska			0	1,250	0	1,250
	Arizona			0	23,303	0	23,303
	California			0	22,371	0	22,371
	Colorado			0	11,830	0	11,830
	Connecticut			0	5,365	0	5,365
	Delaware			0	12,278	0	12,278
	District of Columbia			0	4,809	0	4,809
	Florida			0	32,908	0	32,908
	Georgia			0	15,882	0	15,882
	Illinois			0	41,678	0	41,678
	Indiana			0	7,157	0	7,157
	Iowa			0	3,882	0	3,882
	Kansas			0	1,988	0	1,988
	Louisiana			0	15,387	0	15,387
	Maine			0	1,508	0	1,508
	Maryland			0	454	0	454
	Massachusetts			0	10,618	0	10,618
	Michigan			0	13,910	0	13,910
	Minnesota			0	1,736	0	1,736
	Missouri			0	1,701	0	1,701
	Nevada			0	5,646	0	5,646
	New Hampshire			0	2,696	0	2,696
	New Jersey			0	30,395	0	30,395
	New York			0	42,367	0	42,367

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

North Carolina	0	2,456	0	2,456
North Dakota	0	517	0	517
Ohio	0	18,857	0	18,857
Oklahoma	0	3,834	0	3,834
Oregon	0	1,152	0	1,152
Pennsylvania	0	16,974	0	16,974
Puerto Rico	0	19,281	0	19,281
Rhode Island	0	2,948	0	2,948
South Carolina	0	6,779	0	6,779
Tennessee	0	2,266	0	2,266
Texas	0	40,547	0	40,547
U.S. Virgin Islands	0	2,587	0	2,587
Virginia	0	10,789	0	10,789
Washington	0	6,713	0	6,713
West Virginia	0	1,015	0	1,015
Wisconsin	0	15,568	0	15,568
Short-Term Instruments
Repurchase Agreements	0	1,617	0	1,617

Total Investments	$0	$484,568	$0	$484,568

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration

Other Abbreviations:
TBA	To-Be-Announced